WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2019

Effective September 30, 2019, the information below replaces similar disclosure in the Prospectus under “William Blair Mid Cap Growth Fund – Summary – Management.”

Portfolio Manager(s).  Daniel Crowe, a Partner of the Adviser, James Jones, a Partner of the Adviser, and Robert C. Lanphier IV, a Partner of the Adviser, co-manage the Fund. Mr. Crowe has co-managed the Fund since 2015. Mr. Jones has co-managed the Fund since 2019. Mr. Lanphier has co-managed the Fund since its inception in 2006.

Effective September 30, 2019, the information below replaces similar disclosure in the Prospectus under “William Blair Small-Mid Cap Growth Fund – Summary – Management.”

Portfolio Manager(s).  Daniel Crowe, a Partner of the Adviser, James Jones, a Partner of the Adviser, and Robert C. Lanphier IV, a Partner of the Adviser, co-manage the Fund. Mr. Crowe has co-managed the Fund since 2015. Mr. Jones has co-managed the Fund since 2019. Mr. Lanphier has co-managed the Fund since its inception in 2003.

Effective September 30, 2019, the information below supplements similar disclosure in the Prospectus under “Management of the Funds – Portfolio Management.”

James Jones, a Partner of William Blair Investment Management, LLC, has co-managed the Small-Mid Cap Growth Fund and the Mid Cap Growth Fund since 2019. He joined William Blair in 2010 as a research analyst focusing on U.S. small-cap industrials. From 2017 to 2019, he was a co-director of research for the U.S. Growth Equity team at William Blair. Before joining William Blair in 2010, he was an investment analyst at Federated Investors. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.S., Accounting, Miami University; M.B.A., the University of North Carolina.

Dated: September 9, 2019

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2019

Effective September 30, 2019, the information below supplements similar disclosure in the Statement of Additional Information under “Management – Investment Adviser – Portfolio Managers.”

James Jones co-manages the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund and other accounts. As of September 5, 2019, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fee	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	4	2,891,987,623	0	0
Other advisory accounts	78	5,940,958,233	0	0

The following table sets forth the dollar range of shares owned in each Fund that the portfolio manager manages as of September 5, 2019.

Portfolio Manager	Name of Fund	Dollar Range of Shares Owned
James Jones	Mid Cap Growth Fund	$100,001-500,000
James Jones	Small-Mid Cap Growth Fund	$100,001-500,000

Dated: September 9, 2019

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement with your Statement of Additional Information for future reference.